Fair Value Measurement (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	$ 867,489	$ 1,274,993
Derivative financial instruments, net	(10,270)	4,333
Total	857,219	1,279,326
Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	631,155	989,295
Derivative financial instruments, net	0	0
Total	631,155	989,295
Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	236,334	285,698
Derivative financial instruments, net	(10,270)	4,333
Total	226,064	290,031
Money market funds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	510,711	867,335
Money market funds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	510,711	867,335
Money market funds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. government treasuries [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	110,399	111,912
U.S. government treasuries [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	110,399	111,912
U.S. government treasuries [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Corporate bonds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	80,355	58,742
Corporate bonds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Corporate bonds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	80,355	58,742
Government guaranteed debt [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	71,160	102,112
Government guaranteed debt [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Government guaranteed debt [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	71,160	102,112
U.S. agency securities [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	57,540	65,724
U.S. agency securities [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. agency securities [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	57,540	65,724
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,270	23,771
Supranational and sovereign debt [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Supranational and sovereign debt [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,270	23,771
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	6,395	18,948
Mortgages (including agencies and corporate) [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Mortgages (including agencies and corporate) [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	6,395	18,948
Asset backed obligations [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	4,509	7,147
Asset backed obligations [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Asset backed obligations [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	4,509	7,147
Commercial Paper and Certificates of Deposit [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	16,210	19,302
Commercial Paper and Certificates of Deposit [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,105	10,048
Commercial Paper and Certificates of Deposit [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	$ 6,105	$ 9,254